Stock/Equity-Based Compensation - Additional Information (FY) (Details) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 01, 2021	Feb. 01, 2021	Jan. 12, 2021	Feb. 03, 2016	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 13, 2021	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price									$ 11.56	$ 11.39
Amount of cost not yet recognized for nonvested award under share-based payment arrangement.					$ 6,400,000		$ 6,400,000		$ 12,300
Stock-based compensation					$ 1,072,000	$ 1,259,000	$ 2,276,000	$ 2,666,000	$ 5,290,000	$ 2,266,000
Compensation cost not yet recognized, period for recognition							1 year 9 months		2 years 7 months 24 days
Restricted Incentive Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share options granted		$ 2,200,000
Stock-based compensation							$ 100,000		$ 900,000
Units granted							0		122,469
Number of incentive units					48,172		48,172		86,225
Restricted Incentive Units RSA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share options granted	$ 1,200,000		$ 1,200,000
Stock-based compensation					$ 300,000		$ 700,000		$ 100,000
Units granted							0		305,663
Number of incentive units					80,160		80,160
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock to be purchased											104,000
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					1,527,210		1,527,210		1,527,210
Common stock available for future issuance					219,859		219,859		33,209
2018 Plan | Service Based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, expiration period							10 years		10 years
Share-based payment award, vest period							4 years		4 years
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for issuance				79,092	760,498		760,498		379,720
Common stock available for future issuance					457,504		457,504		138,163
Common stock reserved for issuance, percentage of number of shares of common stock outstanding				3.00%					3.00%
2016 Plan [Member] | Service Based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, expiration period							10 years		10 years
Share-based payment award, vest period							4 years		4 years
2016 Plan [Member] | Additional [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for future issuance									319,341	303,495		78,175
2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					400,000		400,000		400,000
Stock options issued							17,000		174,400
Common stock available for issuance					246,600		246,600		227,600
2016 ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for issuance				6,938	48,564		48,564		41,626
Common stock reserved for issuance, percentage of number of shares of common stock outstanding				1.00%
2016 ESPP [Member] | Additional [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for issuance									6,938